Loans and Allowance for Credit Losses - Disclosure of Gross Carrying Value of Loans Individually Determined to be Impaired (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of loans that are either past due or impaired [line items]
Gross carrying value of loans individually impaired	$ 1,382
Acquired Credit-impaired Loans [member]
Disclosure of loans that are either past due or impaired [line items]
Gross carrying value of loans individually impaired	256
Wholesale [member] | Business [member]
Disclosure of loans that are either past due or impaired [line items]
Gross carrying value of loans individually impaired	$ 1,126